UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   December 31, 2001
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     01/10/01
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       71
                                        ----------------------

Form 13F Information Table Value Total:      129,913
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,857    69,181                      Sole           69,181
ADM                            common    39483102       599    41,774                      Sole           41,774
American Electric Power        common   025537101       247     5,666                      Sole            5,666
Agilent Technologies           common   00846U101       776    27,202                      Sole           27,202
Allegheny Energy               common    17361106       252     6,944                      Sole            6,944
Amer Home Products             common    26609107     1,716    27,969                      Sole           27,969
America OnLine                 common   02364J104       851    26,507                      Sole           26,507
Bank of America                common    60505104     5,565    88,405                      Sole           88,405
BB&T                           common    54937107     1,380    38,203                      Sole           38,203
Bell South                     common    79860102     2,462    64,546                      Sole           64,546
Boeing                         common    97023105     1,050    27,067                      Sole           27,067
BP PLC                         common    55622104     2,136    45,934                      Sole           45,934
Bristol Myers Squibb           common   110122108     3,637    71,314                      Sole           71,314
Chevron                        common   166751107       936    10,440                      Sole           10,440
Cisco Systems                  common   17275R102     1,459    80,141                      Sole           80,141
Citigroup Inc                  common   172967101     2,396    47,467                      Sole           47,467
Coca-Cola                      common   191216100     1,414    29,985                      Sole           29,985
Conoco Class A                 common   208251306       369    13,050                      Sole           13,050
Consolidated Edison            common   209115104       254     6,300                      Sole            6,300
CSX                            common   126408103       267     7,622                      Sole            7,622
Dell Computer                  common   247025109     1,601    58,975                      Sole           58,975
Dow Chemical Co                common   260543103       339    10,023                      Sole           10,023
Duke Energy                    common   264399106     1,630    41,518                      Sole           41,518
Duke Energy 8 1/4 Pfd          common   264399585     1,161    44,050                      Sole           44,050
DuPont                         common   263534109     2,443    57,479                      Sole           57,479
Eli Lilly & Co                 common   532457108       267     3,400                      Sole            3,400
Ericsson                       common   294821400       260    50,325                      Sole           50,325
Exxon- Mobil                   common   30231G102    10,762   273,830                      Sole          273,830
Fedex                          common   31428X106     1,633    31,475                      Sole           31,475
First Virginia Bank            common   337477103     1,092    21,504                      Sole           21,504
FleetBoston Financial          common   339030108       635    17,400                      Sole           17,400
Ford Motor                     common   345370860       931    59,224                      Sole           59,224
General Electric               common   369604103    13,368   333,524                      Sole          333,524
Gillette                       common   375766102       269     8,048                      Sole            8,048
Glaxo SmithKline ADR           common   37733W105       374     7,498                      Sole            7,498
Guidant                        common   401698105     1,038    20,850                      Sole           20,850
Heinz                          common   423074103       220     5,350                      Sole            5,350
Hershey Foods                  common   427866108       391     5,775                      Sole            5,775
Hewlett Packard                common   428236103     1,293    62,969                      Sole           62,969
Home Depot                     common   437076102     1,253    24,563                      Sole           24,563
Honeywell                      common   438516106       373    11,025                      Sole           11,025
IBM Corp                       common   459200101       512     4,230                      Sole            4,230
ITT Hartford Cap I 7.7% Pfd    Pfd      416315208       233     9,300                      Sole            9,300
Intel                          common   458140100     1,020    32,550                      Sole           32,550
Jefferson Pilot                common   475070108     5,853   126,500                      Sole          126,500
Johnson & Johnson              common   478160104     4,890    82,746                      Sole           82,746
Lowes			       common	548661107       571    12,300                      Sole           12,300
Lucent Technologies            common   549463107        66    10,538                      Sole           10,538
MCI WorldCom                   common   98157D106       332    23,636                      Sole           23,636
3M                             common   604059105     1,501    12,695                      Sole           12,695
Medtronic                      common   585055106     1,036    20,225                      Sole           20,225
Merck                          common   589331107     2,731    46,443                      Sole           46,443
Microsoft                      common   594918104     1,960    29,611                      Sole           29,611
Norfolk Southern               common   655844108     2,035   111,020                      Sole          111,020
Pepsi                          common   713448108     4,187    85,992                      Sole           85,992
Pfizer                         common   717081103     1,506    37,785                      Sole           37,785
Philip Morris                  common   718154107       715    15,588                      Sole           15,588
Procter & Gamble               common   742718109     5,690    71,902                      Sole           71,902
Royal Dutch                    common   780257804     1,208    24,650                      Sole           24,650
S & P 500 Technology Index     common   81369Y803       494    20,600                      Sole           20,600
S&P Financial Svc Index        common   81369Y605       334    12,700                      Sole           12,700
SBC Communications             common   78387G103     3,107    79,317                      Sole           79,317
Schering- Plough               common   806605101       523    14,600                      Sole           14,600
Southern Capital 8.25% Pfd     Pfd      842542201       156    15,450                      Sole           15,450
Sprint Corp                    common   852061100       252    10,281                      Sole           10,281
SunTrust Bank                  common   867914103     2,215    35,327                      Sole           35,327
Tyco International Ltd         common   902124106     2,441    41,450                      Sole           41,450
United Techologies             common   913017109       640     9,908                      Sole            9,908
VA PowerCo 7.15% Pfd Ser A     Pfd      927804617       410    16,500                      Sole           16,500
Verizon                        common   92343V104     5,145   108,397                      Sole          108,397
Wachovia                       common   929771103     5,194   165,628                      Sole          165,628


                                                    129,913